Debt (Textuals) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Mar. 31, 2006
Debt Instruments [Line Items]
Weighted average interest rate on credit facility borrowings outstanding		2.33%			2.33%	1.69%
Line of credit facility description of variable rate basis					LIBOR
Fees to creditors					$ 6.0	$ 1.4	$ 0.0
Issuance of Senior Notes, Principal amount									$ 300.0
Cash flow hedge									$ 200.0
Senior Notes due				$ 75.0
Long-term Debt, Fiscal Year Maturity
2016		$ 175.0			175.0
2017		1.2			1.2
2018		50.4			50.4
2019		0.1			0.1
2020		386.4			386.4
Long-term debt		606.2			606.2	477.3
Interest expense					$ 23.4	$ 22.4	$ 26.9
Debt Instrument, Covenant Compliance					As of December 31, 2015, the Company was in compliance with the financial and other covenants in its debt agreements
June 2015 Term Loan [Member]
Debt Instruments [Line Items]
Unsecured Debt		230.0			$ 230.0
Term Loan [Member]
Debt Instruments [Line Items]
Unsecured Debt		230.0			$ 230.0
Line of Credit [Member]
Debt Instruments [Line Items]
Line of credit facility expiration period					5 years
Senior Notes [Member]
Debt Instruments [Line Items]
Weighted average Interest rate of senior notes									5.50%
Effective interest rate before cash flow hedge									5.50%
Effective interest rate after cash flow hedge									5.36%
Senior Notes Due 2016
Debt Instruments [Line Items]
Senior Notes due					$ 175.0
Senior Notes Due 2018
Debt Instruments [Line Items]
Senior Notes due					$ 50.0
Industrial development revenue bonds [Member]
Debt Instruments [Line Items]
Weighted average Interest rate of senior notes						0.27%
Long-term Debt, Fiscal Year Maturity
Debt instrument maturity period					20 years
Maturity of bonds issued					Jun. 01, 2017
Repayments of Debt		4.4	$ 7.5
June 2015 Revolving Credit Facility [Member]
Debt Instruments [Line Items]
Borrowing capacity under credit facility		520.0			$ 520.0
Increase in borrowing limits under credit facility agreement		250.0			250.0
June 2011 Revolving Credit Facility [Member]
Debt Instruments [Line Items]
Borrowing capacity under credit facility								$ 500.0
Revolving Credit Facility [Member]
Debt Instruments [Line Items]
Borrowing capacity under credit facility		520.0			520.0
Amount available under credit facility		352.0			352.0
Swing Line Sub-Facility [Member]
Debt Instruments [Line Items]
Increase in borrowing limits under credit facility agreement		50.0			50.0
Uncommitted Line of Credit [Member]
Debt Instruments [Line Items]
Borrowing capacity under credit facility		$ 89.0			$ 89.0
Weighted average interest rate on outstanding borrowings		5.66%			5.66%	2.96%
Amount available under credit facility		$ 69.0			$ 69.0
Line of credit facility expiration period					1 year
Subsequent Event [Member]
Long-term Debt, Fiscal Year Maturity
Proceeds from Divestiture of Businesses	$ 350.0